Document and Entity Information	12 Months Ended
Oct. 31, 2016
Document And Entity Information
Entity Registrant Name	POLARITYTE, INC.
Entity Central Index Key	0001076682
Document Type	S-1
Document Period End Date	Oct. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	COOL